T. ROWE PRICE Global Industrials Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.5%
INDUSTRIALS & BUSINESS SERVICES 91.8%
Aerospace & Defense 15.7%
Airbus (EUR)  95,446 8,227
Boeing (1) 19,594 2,372
Honeywell International  25,703 4,292
MDA (CAD) (1) 293,720 1,542
Montana Aerospace (CHF) (1) 80,596 841
Safran (EUR)  28,857 2,626
Textron  11,196 652
20,552
Air Freight & Logistics 4.5%
FedEx  13,132 1,950
United Parcel Service, Class B  24,024 3,881
5,831
Airlines 1.6%
Southwest Airlines (1) 30,650 945
Sun Country Airlines Holdings (1)(2) 46,999 640
Wizz Air Holdings (GBP) (1) 28,279 492
2,077
Auto Components 1.8%
Hyundai Mobis (KRW)  8,200 1,083
Magna International  11,878 563
Stanley Electric (JPY) (2) 43,000 675
2,321
Automobiles 8.5%
BRP (CAD)  5,320 328
Ferrari  6,858 1,269
Rivian Automotive, Class A (1)(2) 59,555 1,960
Suzuki Motor (JPY)  54,100 1,684
Tesla (1) 20,780 5,512
Zhongsheng Group Holdings (HKD)  102,500 406
11,159
Building Products 2.2%
Armstrong World Industries  14,716 1,166
Daikin Industries (JPY)  7,800 1,200
Voltas (INR)  49,842 553
2,919
Business Services 6.7%
Ashtead Group (GBP)  74,761 3,358
Compass Group (GBP)  67,608 1,346
T. ROWE PRICE Global Industrials Fund

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Linde  2,931 790
Recruit Holdings (JPY)  72,900 2,100
Rentokil Initial (GBP)  213,583 1,132
8,726
Chemicals 0.9%
Nippon Sanso Holdings (JPY)  72,100 1,140
1,140
Construction & Farm Equipment 3.0%
Cummins (2) 19,027 3,872
3,872
Electrical Equipment 11.0%
Alstom (EUR)  109,577 1,773
Belden  31,541 1,893
Generac Holdings (1) 7,840 1,397
Hamamatsu Photonics (JPY)  37,300 1,599
Infineon Technologies (EUR)  33,452 732
Panasonic Holdings (JPY)  120,500 846
Roper Technologies  7,650 2,751
Schneider Electric (EUR)  16,886 1,907
Shenzhen Inovance Technology, Class A (CNH)  179,300 1,448
14,346
Industrial Conglomerates 14.3%
Ball  27,204 1,315
General Electric  129,090 7,992
GVS (EUR) (1) 70,868 414
Sealed Air  39,549 1,760
Siemens (EUR)  51,885 5,071
Smiths Group (GBP)  55,812 930
TKH Group, CVA (EUR)  39,483 1,279
18,761
Industrial Machinery 11.1%
Alfa Laval (SEK)  20,306 503
Harmonic Drive Systems (JPY) (2) 13,000 403
Hoshizaki (JPY)  96,000 2,677
Ingersoll Rand (2) 71,030 3,073
Middleby (1) 13,988 1,793
Miura (JPY)  84,500 1,722
Mueller Water Products, Class A  91,290 938
Quaker Chemical (2) 11,980 1,730
Stanley Black & Decker  10,030 754
Weir Group (GBP)  42,272 654
Xometry, Class A (1)(2) 4,790 272
14,519

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Information Technology 2.9%
Keyence (JPY)  6,900 2,281
NARI Technology, A Shares (CNH)  440,072 1,532
3,813
Road & Rail 4.5%
Canadian Pacific Railway (2) 33,130 2,210
Descartes Systems Group (1) 11,720 744
JB Hunt Transport Services  14,542 2,275
Saia (1) 3,820 726
5,955
Semiconductors & Semiconductor Equipment 0.5%
Silergy (TWD)  54,000 704
704
Trading Companies & Distribution 1.6%
Air Lease  66,662 2,067
2,067
Transportation Infrastructure 1.0%
Beijing Capital International Airport, Class H (HKD) (1) 2,376,000 1,282
1,282
Total Industrials & Business Services 120,044
INFORMATION TECHNOLOGY 1.1%
Semiconductors & Semiconductor Equipment 1.1%
ASML Holding (EUR)  3,529 1,462
Total Information Technology 1,462
Total Miscellaneous Common Stocks  0.6% (3) 733
Total Common Stocks (Cost $153,939) 122,239
CONVERTIBLE PREFERRED STOCKS 3.5%
INDUSTRIALS & BUSINESS SERVICES 3.5%
Aerospace & Defense 1.9%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $656 (1)(4)(5) 14,560 991
ABL Space Systems, Series B-2, Acquisition Date: 10/22/21,
Cost $1,034 (1)(4)(5) 15,209 1,034
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $429 (1)(4)(5) 76,918 429
2,454
Automobiles 0.1%
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $149 (1)(4)(5) 3,598 112
112

T. ROWE PRICE Global Industrials Fund

Shares $ Value
(Cost and value in $000s)
‡
Business Services 1.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $1,011 (1)(4)(5) 21,331 1,664
1,664
Information Technology 0.3%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $375 (1)(4)(5) 18,014 375
375
Total Industrials & Business Services 4,605
Total Convertible Preferred Stocks (Cost $3,654) 4,605
PREFERRED STOCKS 2.0%
INDUSTRIALS & BUSINESS SERVICES 2.0%
Automobiles 2.0%
Dr Ing hc F Porsche (EUR) (1) 12,162 983
Volkswagen (EUR)  13,349 1,631
Total Industrials & Business Services 2,614
Total Preferred Stocks (Cost $3,294) 2,614
SHORT-TERM INVESTMENTS 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 3.07% (6)(7) 550,605 551
Total Short-Term Investments (Cost $551) 551
SECURITIES LENDING COLLATERAL 5.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 5.9%
Money Market Funds 5.9%
T. Rowe Price Government Reserve Fund, 3.07% (6)(7) 7,762,688 7,763
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 7,763
Total Securities Lending Collateral (Cost $7,763) 7,763
Total Investments in Securities 105.3%
(Cost $169,201) $ 137,772
Other Assets Less Liabilities (5.3)% (6,929)
Net Assets 100.0% $ 130,843
‡ Shares are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Global Industrials Fund

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(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(4) Level 3 in fair value hierarchy.
(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$4,605 and represents 3.5% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
CAD Canadian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
SEK Swedish Krona
TWD Taiwan Dollar

T. ROWE PRICE Global Industrials Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 11++
Totals $ —# $ — $ 11+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 7,545  ¤  ¤ $ 8,314
Total $ 8,314^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $11 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,314.

T. ROWE PRICE Global Industrials Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Industrials Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Global Industrials Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Industrials Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 63,554 $ 58,685 $ — $ 122,239
Convertible Preferred Stocks — — 4,605 4,605
Preferred Stocks — 2,614 — 2,614
Short-Term Investments 551 — — 551
Securities Lending Collateral 7,763 — — 7,763
Total $ 71,868 $ 61,299 $ 4,605 $ 137,772

T. ROWE PRICE Global Industrials Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2022, totaled $616,000 for the period ended
September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/22
Investment in Securities
Convertible Preferred Stocks $ 3,184 $ 616 $ 805 $ 4,605
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Preferred
Stocks
$ 4,605 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
6.2x 6.2x Increase
Projected
enterprise
value to
EBITDA
multiple
4.3x 4.3x Increase
Discount rate
for cost of
capital
30% 30% Decrease

T. ROWE PRICE Global Industrials Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F153-054Q3 09/22
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease